Risks Arising from Financial Instruments and Risk Management (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)
Risks Arising from Financial Instruments and Risk Management [Line Items]
Other variables remain constant	5.00%	5.00%	5.00%
Increase decrease on company’s net income	$ 2,000	$ 85,000	€ 5,000	$ 17,000	$ 268,000	€ 236,000
Percentage of accounts receivable	74.00%	74.00%	74.00%	81.00%	81.00%	81.00%